Stockholders' Equity - Additional Information (Details)	Jul. 23, 2021 $ / shares	Jun. 30, 2021 Vote $ / shares shares	Dec. 31, 2020 Vote $ / shares shares
Class Of Stock [Line Items]
Common stock, shares authorized			440,000,000
Number of votes for each share | Vote		1	1
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, par value | $ / shares		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Class A Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized		400,000,000	400,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		45,000,000	0
Common stock, shares outstanding		45,000,000	0
Class F Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized		40,000,000	40,000,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
Common stock, shares issued		11,250,000	11,500,000
Common stock, shares outstanding		11,250,000	11,500,000